Related Parties - Summary of Time Deposits, Bank Borrowings, Debt Securities Issued, Lease Liabilities at related parties (Detail)
₺ in Thousands, € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 TRY (₺)
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 16,181,349					₺ 11,347,543
Banks - Time deposits | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 14,178,529					12,682,382
Banks - Time deposits | Gross Carrying Amount | USD
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $		$ 187,624
Effective interest rate of financial assets, related party	3.00%
Financial assets (liabilities) with related parties	₺ 3,510,080
Banks - Time deposits | Gross Carrying Amount | EUR
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €			€ 395,430
Effective interest rate of financial assets, related party	2.70%
Financial assets (liabilities) with related parties	₺ 7,888,259
Banks - Time deposits | Gross Carrying Amount | TL
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 2,774,821
Effective interest rate of financial assets, related party	23.90%
Financial assets (liabilities) with related parties	₺ 2,778,946
Banks - Time deposits | Gross Carrying Amount | GBP
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | £				£ 55
Effective interest rate of financial assets, related party	0.10%
Financial assets (liabilities) with related parties	₺ 1,244
Receivables from reverse repo | Gross Carrying Amount
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ 3,704,160
Receivables from reverse repo | Gross Carrying Amount | USD
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | $		$ 70,000
Effective interest rate of financial assets, related party	3.00%
Financial assets (liabilities) with related parties	₺ 1,309,849
Receivables from reverse repo | Gross Carrying Amount | EUR
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | €			€ 120,025
Effective interest rate of financial assets, related party	2.80%
Financial assets (liabilities) with related parties	₺ 2,394,311
Bank borrowings [member]
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(2,791,256)					(1,252,741)
Bank borrowings [member] | TL | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	1,802,550
Financial assets (liabilities) with related parties	(1,934,918)
Bank borrowings [member] | TL | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	536,714
Financial assets (liabilities) with related parties	(537,478)
Bank borrowings [member] | TL | August 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 35,000
Effective interest rate of financial liabilities, related party	14.80%
Financial assets (liabilities) with related parties	₺ (36,818)
Bank borrowings [member] | TL | May 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 39,900
Effective interest rate of financial liabilities, related party	16.40%
Financial assets (liabilities) with related parties	₺ (40,795)
Bank borrowings [member] | TL | Minimum | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	13.50%
Bank borrowings [member] | TL | Minimum | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	13.40%
Bank borrowings [member] | TL | Maximum | January 2023 - October 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	19.00%
Bank borrowings [member] | TL | Maximum | February 2023 - December 2023
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	24.00%
Bank borrowings [member] | CNY
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions | ¥					¥ 89,997
Effective interest rate of financial liabilities, related party	3.70%
Financial assets (liabilities) with related parties	₺ (241,247)
Debt securities issued
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(357,497)					(167,453)
Debt securities issued | TL | March 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 200,000
Effective interest rate of financial liabilities, related party	20.80%
Financial assets (liabilities) with related parties	₺ (202,005)
Debt securities issued | TL | February 2023
Disclosure of transactions between related parties [line items]
Nominal amount, related party transactions	₺ 150,000
Effective interest rate of financial liabilities, related party	20.30%
Financial assets (liabilities) with related parties	₺ (155,492)
Lease liabilities
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	(125,381)					₺ (159,893)
Lease liabilities | EUR
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (74,012)
Lease liabilities | EUR | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	0.20%
Lease liabilities | EUR | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	5.10%
Lease liabilities | TL
Disclosure of transactions between related parties [line items]
Financial assets (liabilities) with related parties	₺ (51,369)
Lease liabilities | TL | Minimum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	11.70%
Lease liabilities | TL | Maximum
Disclosure of transactions between related parties [line items]
Effective interest rate of financial liabilities, related party	44.50%